Stockholders' Equity (Details Narrative) (USD $)	4 Months Ended		0 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Feb. 28, 2014 Draper And Don L Rose [Member]
Common stock par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Preferred stock par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Percentage of voting rights	50.00%	50.00%
Stock shares issued during period value for founders	$ 2,000	$ 2,000	$ 20,000,000
Stock shares issued during period for founders, shars			2,000
Equity issaunce price per share			$ 0.0001
Common stock, shares outstanding	20,000,000	20,000,000